Accounts Payable and Accrued Liabilities (Details) - Schedule accounts payable and accrued liabilities - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable (Note 12)	$ 110,976	$ 138,276
Due to related parties (Note 12 and Note 14)	121,235	304,623
Accrued liabilities (Note 12)	27,905	79,113
Total liabilities	$ 260,116	$ 522,012